PROPERTY, PLANT AND EQUIPMENT (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	£ 1,494
Property, plant and equipment including right-of-use assets at the end of the period	1,563	£ 1,494
Investment property	16	17
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	90
Property, plant and equipment including right-of-use assets at the end of the period	79	90
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	692
Property, plant and equipment including right-of-use assets at the end of the period	703	692
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	224
Property, plant and equipment including right-of-use assets at the end of the period	207	224
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	0
Property, plant and equipment including right-of-use assets at the end of the period	0	0
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	488
Property, plant and equipment including right-of-use assets at the end of the period	574	488
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	2,760	2,773
Additions	407	286
Reclassification from assets held for sale		8
Disposals	(358)	(307)
Other	17
Property, plant and equipment including right-of-use assets at the end of the period	2,826	2,760
Cost | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	263	267
Additions	21	31
Reclassification from assets held for sale		0
Disposals	(14)	(35)
Other	0
Property, plant and equipment including right-of-use assets at the end of the period	270	263
Cost | Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	918	889
Additions	35	87
Reclassification from assets held for sale		8
Disposals	(20)	(66)
Other	8
Property, plant and equipment including right-of-use assets at the end of the period	941	918
Cost | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	877	823
Additions	47	83
Reclassification from assets held for sale		0
Disposals	(41)	(29)
Other	9
Property, plant and equipment including right-of-use assets at the end of the period	892	877
Cost | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	67	72
Additions	0	0
Reclassification from assets held for sale		0
Disposals	(60)	(5)
Other	0
Property, plant and equipment including right-of-use assets at the end of the period	7	67
Cost | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	635	722
Additions	304	85
Reclassification from assets held for sale		0
Disposals	(223)	(172)
Other	0
Property, plant and equipment including right-of-use assets at the end of the period	716	635
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(1,266)	(1,260)
Charge for the year	174	173
Disposals	184	156
Other	(15)
Property, plant and equipment including right-of-use assets at the end of the period	(1,263)	(1,266)
Accumulated depreciation | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(173)	(155)
Charge for the year	18	30
Disposals	0	1
Other	0
Property, plant and equipment including right-of-use assets at the end of the period	(191)	(173)
Accumulated depreciation | Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(226)	(270)
Charge for the year	21	17
Disposals	11	61
Other	(7)
Property, plant and equipment including right-of-use assets at the end of the period	(238)	(226)
Accumulated depreciation | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(653)	(618)
Charge for the year	60	62
Disposals	33	27
Other	(8)
Property, plant and equipment including right-of-use assets at the end of the period	(685)	(653)
Accumulated depreciation | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(67)	(72)
Charge for the year	0	0
Disposals	60	5
Other	0
Property, plant and equipment including right-of-use assets at the end of the period	(7)	(67)
Accumulated depreciation | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(147)	(145)
Charge for the year	75	64
Disposals	80	62
Other	0
Property, plant and equipment including right-of-use assets at the end of the period	(142)	(147)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	(8)	(11)
Accumulated impairment | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	0	(11)
Accumulated impairment | Property
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	(5)	0
Accumulated impairment | Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	(3)	0
Accumulated impairment | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	0	0
Accumulated impairment | Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment during the year	£ 0	£ 0